Lease - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease
Expense relating to low-value leases	$ 5		$ 8	$ 5		$ 8
Interest expense on lease liabilities	26	$ 19	50	27	$ 26	1
Total	$ 31	$ 19	$ 58	$ 32	$ 35	$ 29